UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21682

BB&T Variable Insurance Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E. G. Purcell, III, President

BB&T Variable Insurance Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-228-1872

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

BB&T Large Cap VIF

Schedule of Portfolio Investments

September 30, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (96.4%)
	Consumer Discretionary (14.4%)
96,953	Comcast Corp., Class A	$1,903,187
114,809	KB Home	2,259,441
23,609	Target Corp.	1,158,021
16,238	Tiffany & Co.	576,774
48,592	Walt Disney Co. (The)	1,491,289

		7,388,712

	Consumer Staples (18.1%)
27,457	Clorox Co. (The)	1,721,279
77,976	Kraft Foods, Inc., Class A	2,553,714
41,255	Procter & Gamble Co.	2,875,061
36,096	Wal-Mart Stores, Inc.	2,161,790

		9,311,844

	Energy (10.0%)
22,203	Anadarko Petroleum Corp.	1,077,068
24,698	ConocoPhillips	1,809,128
29,370	Exxon Mobil Corp.	2,280,875

		5,167,071

	Financials (15.4%)
231	Berkshire Hathaway, Inc. Class B(a)	1,015,245
52,020	JPMorgan Chase & Co.	2,429,334
95,261	Progressive Corp. (The)	1,657,542
75,063	Wells Fargo & Co.(e)	2,817,114

		7,919,235

	Health Care (16.6%)
12,269	Eli Lilly & Co.	540,204
50,487	Johnson & Johnson	3,497,740
41,101	Medtronic, Inc.	2,059,160
59,043	Merck & Co., Inc.	1,863,397
29,816	Pfizer, Inc.	549,807

		8,510,308

	Industrials (2.7%)
54,496	General Electric Co.	1,389,648

	Information Technology (18.2%)
43,359	Cisco Systems, Inc.(a)	978,179
74,059	Dell, Inc.(a)	1,220,492
60,879	eBay, Inc.(a)	1,362,472
71,495	Intel Corp.	1,339,101
68,508	Microsoft Corp.	1,828,478
48,213	QUALCOMM, Inc.	2,071,713
33,212	Yahoo!, Inc.(a)	574,568

		9,375,003

	Materials (1.0%)
22,071	Alcoa, Inc.	498,363

	Total Common Stocks
	(Cost $46,405,779)	49,560,184

INVESTMENT COMPANY (3.6%)
1,829,423	Federated Treasury Obligations Fund, Institutional Shares	1,829,423

	Total Investment Company
	(Cost $1,829,423)	1,829,423

Principal Amount

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (4.9%)
$2,552,142	Pool of Various Securities	2,526,066

	Total Securities Held as Collateral for Securities on Loan
	(Cost $2,552,142)	2,526,066

Total Investments — 104.9%
(Cost $50,787,344)		53,915,673
Net Other Assets (Liabilities) — (4.9)%		(2,505,710)

NET ASSETS — 100.0%		$51,409,963

See notes to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Mid Cap Growth VIF

Schedule of Portfolio Investments

September 30, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (69.3%)
	Consumer Discretionary (10.7%)
18,075	Burger King Holdings, Inc.	$443,922
8,885	DeVry, Inc.	440,163
10,925	Guess?, Inc.	380,081
11,850	Urban Outfitters, Inc.(a)	377,659
8,075	Warnaco Group, Inc. (The)(a)	365,717

		2,007,542

	Consumer Staples (2.4%)
5,725	Chattem, Inc.(a)	447,580

	Energy (8.3%)
5,425	Alliance Resource Partners LP	170,996
5,000	Cameron International Corp.(a)	192,700
1,845	Core Laboratories N.V.	186,935
18,150	ION Geophysical Corp.(a)	257,549
4,550	National Oilwell Varco, Inc.(a)	228,546
8,450	Southwestern Energy Co.(a)	258,063
2,350	Transocean, Inc.(a)	258,124

		1,552,913

	Financials (6.1%)
4,700	AllianceBernstein Holding LP	173,947
750	CME Group, Inc.	278,633
21,705	Hudson City Bancorp, Inc.	400,457
9,400	Nasdaq OMX Group, Inc. (The)(a)	287,358

		1,140,395

	Health Care (13.9%)
7,050	Alexion Pharmaceuticals, Inc.(a)	277,065
6,425	Amedisys, Inc.(a)(e)	312,705
4,955	Celgene Corp.(a)	313,552
4,200	Covance, Inc.(a)	371,322
7,785	Express Scripts, Inc.(a)	574,689
6,200	Illumina, Inc.(a)	251,286
960	Intuitive Surgical, Inc.(a)	231,341
5,750	NuVasive, Inc.(a)	283,647

		2,615,607

	Industrials (15.7%)
4,475	Bucyrus International, Inc.	199,943
15,400	Corrections Corp. of America(a)	382,690
4,200	Energy Conversion Devices, Inc.(a)	244,650
11,450	EnerSys(a)	225,680
2,100	Flowserve Corp.	186,417
4,625	Fluor Corp.	257,612
5,200	FTI Consulting, Inc.(a)	375,648
9,300	J.B. Hunt Transport Services, Inc.	310,341
11,800	Kansas City Southern(a)	523,448
3,985	Stericycle, Inc.(a)	234,756

		2,941,185

	Information Technology (11.5%)
1,305	Baidu.com, Inc., ADR(a)	323,940
4,375	Equinix, Inc.(a)	303,888
7,625	Micros Systems, Inc.(a)	203,282
23,495	Microsemi Corp.(a)	598,653
10,575	Sina China Corp.(a)	372,240
10,700	VistaPrint, Ltd.(a)	351,388

		2,153,391

	Materials (0.7%)
2,625	Cleveland-Cliffs, Inc.	138,968

	Total Common Stocks
	(Cost $13,854,416)	12,997,581

EXCHANGE TRADED FUNDS (26.1%)
57,953	iShares Russell MidCap Growth Index Fund	2,516,899
28,981	iShares Russell Midcap Index Fund	2,381,079

	Total Exchange Traded Funds
	(Cost $5,390,508)	4,897,978

INVESTMENT COMPANY (5.9%)
1,099,836	Federated Treasury Obligations Fund, Institutional Shares	1,099,836

	Total Investment Company
	(Cost $1,099,836)	1,099,836

Principal Amount

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (1.7%)
$314,825	Pool of Various Securities	311,637

	Total Securities Held as Collateral for Securities on Loan
	(Cost $314,825)	311,637

Total Investments — 103.0%
(Cost $20,659,585)		19,307,032
Net Other Assets (Liabilities) — (3.0)%		(564,059)

NET ASSETS — 100.0%		$18,742,973

See notes to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Equity VIF

Schedule of Portfolio Investments

September 30, 2008 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (71.0%)
90,687	BB&T Equity Income Fund, Institutional Class	$1,121,792
23,392	BB&T Equity Index Fund, Institutional Class	181,756
524,661	BB&T International Equity Fund, Institutional Class	2,869,897
92,241	BB&T Large Cap Fund, Institutional Class	1,048,784
98,193	BB&T Mid Cap Growth Fund, Institutional Class	1,041,827
149,744	BB&T Mid Cap Value Fund, Institutional Class	1,584,293
38,161	BB&T Special Opportunities Equity Fund, Institutional Class	594,550
97,674	BB&T U.S. Treasury Money Market Fund, Institutional Class	97,674

	Total Affiliated Investment Companies
	(Cost $10,636,611)	8,540,573

EXCHANGE TRADED FUNDS (26.9%)
12,002	iShares Russell 2000 Index Fund	820,817
20,548	iShares S&P 500 Index Fund	2,414,390

	Total Exchange Traded Funds
	(Cost $3,665,964)	3,235,207

Total Investments — 97.9%
(Cost $14,302,575)		11,775,780
Net Other Assets (Liabilities) — 2.1%		251,858

NET ASSETS — 100.0%		$12,027,638

See notes to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Special Opportunities Equity VIF

Schedule of Portfolio Investments

September 30, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (95.1%)
	Consumer Discretionary (8.0%)
74,000	Comcast Corp., Class A	$1,452,620
58,000	News Corp., Class A	695,420
21,300	Yum! Brands, Inc.(d)	694,593

		2,842,633

	Consumer Staples (2.3%)
51,000	Smithfield Foods, Inc.(a)(d)	809,880

	Energy (13.2%)
11,400	Apache Corp.(d)	1,188,792
17,000	Consol Energy, Inc.	780,130
28,000	Nabors Industries, Ltd.(a)	697,760
22,200	Noble Corp.	974,580
41,000	Weatherford International, Ltd.(a)(d)	1,030,740

		4,672,002

	Financials (6.2%)
2,000	Markel Corp.(a)	703,000
40,000	Wells Fargo & Co.(d)(e)	1,501,200

		2,204,200

	Health Care (20.4%)
24,000	Allscripts Healthcare Solutions, Inc.(a)	298,560
24,000	Amgen, Inc.(a)	1,422,480
100	Coventry Health Care, Inc.(a)	3,255
19,000	McKesson Corp.	1,022,390
35,000	Medcath Corp.(a)	627,200
27,000	Teva Pharmaceutical Industries, Ltd., ADR	1,236,330
50,000	UnitedHealth Group, Inc.	1,269,500
24,000	Varian Medical Systems, Inc.(a)(d)	1,371,120

		7,250,835

	Industrials (6.1%)
8,500	L-3 Communications Holdings, Inc.	835,720
42,000	Spirit Aerosystems Holdings, Inc., Class A(a)	674,940
25,000	Trinity Industries, Inc.	643,250

		2,153,910

	Information Technology (29.9%)
74,000	ACI Worldwide, Inc.(a)	1,296,480
47,000	Akamai Technologies, Inc.(a)	819,680
260,000	ARM Holdings PLC, ADR(e)	1,352,000
54,000	Cisco Systems, Inc.(a)	1,218,240
57,000	Corning, Inc	891,480
73,000	Dell, Inc.(a)	1,203,040
30,000	Digital River, Inc.(a)	972,000
47,000	eBay, Inc.(a)	1,051,860
20,000	Harris Corp.	924,000
44,000	Symantec Corp.(a)	861,520

		10,590,300

	Materials (9.0%)
25,000	Aracruz Celulose SA, ADR(e)	917,750
21,000	Dow Chemical Co. (The)	667,380
50,200	Nalco Holding Co.	930,708
31,000	Sealed Air Corp.(d)	681,690

		3,197,528

	Total Common Stocks
	(Cost $34,944,501)	33,721,288

INVESTMENT COMPANY (4.4%)
1,558,920	Federated Treasury Obligations Fund, Institutional Shares	1,558,920

	Total Investment Company
	(Cost $1,558,920)	1,558,920

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (5.6%)
$2,015,176	Pool of Various Securities	1,982,500

	Total Securities Held as Collateral for Securities on Loan
	(Cost $2,015,176)	1,982,500

Total Investments — 105.1%
(Cost $38,518,597)		37,262,708
Net Other Assets (Liabilities) — (5.1)%		(1,800,323)

NET ASSETS — 100.0%		$35,462,385

See notes to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Total Return Bond VIF

Schedule of Portfolio Investments

September 30, 2008 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (3.3%)
$80,000	American Express Credit Account Master Trust, Series 2004-5, Class A,
	2.578%, 4/16/12*(b)	$78,927
98,000	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4, Class 1A5, STEP,
	5.416%, 5/25/33(f)	82,258
270,000	Chase Issuance Trust, Series 2006-A5, Class A,
	2.508%, 11/15/13*(b)	252,956
58,000	MBNA Credit Card Master Note Trust, Series 2001-A5, Class A5,
	2.698%, 3/15/11*(b)	57,959
115,000	MBNA Credit Card Master Note Trust, Series 2002-A8, Class A8,
	2.941%, 12/15/11*(b)	113,973
115,000	MBNA Credit Card Master Note Trust, Series 2003-A8, Class A8,
	2.678%, 12/17/12*(b)	112,179

	Total Asset Backed Securities
	(Cost $728,300)	698,252

COMMERCIAL MORTGAGE-BACKED SECURITIES (4.5%)

548,000	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4,
	5.936%, 2/10/51*	468,334
125,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A3,
	5.607%, 10/15/48	114,296
210,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4,
	5.695%, 9/15/40*	177,828
28,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3,
	5.389%, 7/12/46*	25,791
187,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3,
	6.100%, 2/15/51*	168,763

	Total Commercial Mortgage-Backed Securities
	(Cost $1,046,156)	955,012

CORPORATE BONDS (16.9%)

	Consumer Discretionary (0.4%)
48,000	Historic TW, Inc.,
	9.125%, 1/15/13	50,399
44,000	Time Warner, Inc.,
	5.875%, 11/15/16	38,671

		89,070

	Consumer Staples (1.1%)
120,000	Coca-Cola Co. (The),
	5.350%, 11/15/17	118,631
112,000	CVS Caremark Corp.,
	4.875%, 9/15/14	104,771

		223,402

	Energy (0.3%)
68,000	Peabody Energy Corp., Series B,
	6.875%, 3/15/13	65,620

	Financials (7.7%)
80,000	American International Group, Inc., MTN, Series G,
	5.850%, 1/16/18	40,156
250,000	Bank of America Corp.,
	5.125%, 11/15/14	224,876
81,000	Bank of America Corp.,
	5.750%, 12/1/17	68,687
160,000	Bear Stearns Cos., Inc. LLC (The),
	7.250%, 2/1/18	153,980
20,000	Citigroup, Inc.,
	6.125%, 5/15/18	16,560
28,000	ERP Operating LP,
	5.125%, 3/15/16	23,453
55,000	GATX Financial Corp.,
	5.125%, 4/15/10	55,430
475,000	General Electric Capital Corp.,
	5.625%, 5/1/18	401,506
15,000	Goldman Sachs Group, Inc. (The),
	5.300%, 2/14/12	13,519
115,000	Goldman Sachs Group, Inc. (The),
	6.125%, 2/15/33	82,985
253,000	Morgan Stanley, MTN, Series F,
	6.625%, 4/1/18	167,433
178,000	Prudential Financial, Inc., MTN, Series B,
	5.100%, 9/20/14	161,685
45,000	Prudential Financial, Inc., MTN, Series D,
	6.625%, 12/1/37	37,782
188,000	Wells Fargo & Co.,
	5.625%, 12/11/17	172,780

		1,620,832

	Health Care (0.7%)
78,000	Cardinal Health, Inc.,
	4.000%, 6/15/15	67,191
90,000	Laboratory Corp. of America Holdings,
	5.625%, 12/15/15	82,763

		149,954

	Industrials (1.7%)
140,000	Allied Waste North America, Inc.,
	6.875%, 6/1/17	130,200
180,000	Corrections Corp. of America,
	6.250%, 3/15/13	168,300
60,000	Goodrich (BF) Corp.,
	6.290%, 7/1/16	59,413

		357,913

	Information Technology (4.0%)
131,000	Cisco Systems, Inc.,
	5.500%, 2/22/16	125,881
130,000	Hewlett-Packard Co.,
	6.500%, 7/1/12	136,681
110,000	Hewlett-Packard Co.,
	5.400%, 3/1/17	103,537
215,000	International Business Machines Corp.,
	5.700%, 9/14/17	208,266
192,000	Oracle Corp.,
	5.250%, 1/15/16	180,763
50,000	Oracle Corp.,
	5.750%, 4/15/18	46,425
45,000	Xerox Corp.,
	6.350%, 5/15/18	41,134

		842,687

	Telecommunication Services (0.6%)
150,000	AT&T, Inc.,
	6.400%, 5/15/38	125,883

	Utilities (0.4%)
60,000	Duke Energy Corp.,
	6.250%, 6/15/18	56,761
24,000	Ohio Power Co., Series K,
	6.000%, 6/1/16	22,900

		79,661

	Total Corporate Bonds
	(Cost $3,964,930)	3,555,022

MORTGAGE-BACKED SECURITIES (44.7%)

	Fannie Mae (28.0%)
21,854	4.500%, 10/1/18, Pool #752030	21,532
15,576	5.500%, 11/1/20, Pool #843972	15,744
15,269	5.500%, 12/1/20, Pool #831138	15,434
41,437	5.500%, 5/1/21, Pool #895628	41,884
54,498	5.500%, 6/1/21, Pool #831526	55,018
257,788	5.500%, 4/1/22, Pool #914937	260,112
51,087	5.000%, 10/1/25, Pool #255894	50,198
57,296	5.500%, 2/1/27, Pool #256600	57,422
242,344	5.500%, 1/1/34, Pool #757571	242,385
51,769	6.000%, 9/1/34, Pool #790912	52,601
58,581	6.500%, 9/1/34, Pool #796569	60,309
25,061	7.000%, 6/1/35, Pool #255820	26,203
105,851	5.000%, 11/1/35, Pool #842402	103,308
25,489	5.500%, 2/1/36, Pool #256101	25,454
338,527	6.000%, 6/1/36, Pool #886959	343,277

Continued

BB&T Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

September 30, 2008 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Fannie Mae — (continued)
$65,175	5.500%, 12/1/36, Pool #922224	$65,054
320,586	5.500%, 12/1/36, Pool #928043	319,989
60,896	6.000%, 12/1/36, Pool #902054	61,751
128,227	5.000%, 1/1/37, Pool #920727	125,066
267,295	5.500%, 1/1/37, Pool #256552	266,797
54,562	6.000%, 1/1/37, Pool #906095	55,328
104,888	5.000%, 3/1/37, Pool #911395	102,280
444,317	5.500%, 3/1/37, Pool #888221	443,490
53,779	6.000%, 4/1/37, Pool #914725	54,531
262,439	6.000%, 7/1/37, Pool #936855	266,106
85,915	6.000%, 7/1/37, Pool #256800	87,115
619,103	6.500%, 7/1/37, Pool #941315	635,493
363,732	5.500%, 9/1/37, Pool #888638	363,035
448,490	6.000%, 9/1/37, Pool #952420	454,756
16,714	6.000%, 9/1/37, Pool #955005	16,947
220,152	5.000%, 3/1/38, Pool #929182	214,656
147,285	5.500%, 3/1/38, Pool #969064	146,988
264,808	5.000%, 5/1/38, Pool #981481	258,197
237,258	5.000%, 5/1/38, Pool #933811	231,336
99,137	5.500%, 7/1/38, Pool #934323	98,937
247,999	5.500%, 7/1/38, Pool #889685	247,499

		5,886,232

	Freddie Mac (16.7%)
81,269	6.000%, 10/1/19, Pool #G11679	82,762
41,275	5.500%, 10/1/21, Pool #G12425	41,605
59,322	5.000%, 1/1/22, Pool #J04202	58,863
108,694	5.000%, 5/1/22, Pool #J04788	107,854
278,551	5.000%, 8/1/22, Pool #J05384	276,397
39,093	4.500%, 6/1/35, Pool #G01842	37,042
33,606	5.500%, 7/1/35, Pool #A36540	33,475
20,145	6.000%, 7/1/35, Pool #A36304	20,422
19,348	5.500%, 12/1/35, Pool #A40359	19,273
60,829	5.500%, 2/1/36, Pool #G08111	60,564
44,048	5.500%, 4/1/36, Pool #A44445	43,856
170,927	6.000%, 9/1/36, Pool #A52325	173,192
229,112	5.500%, 12/1/36, Pool #A80368	228,113
108,216	5.875%, 12/1/36, Pool #1J1390*	110,203
93,574	5.500%, 4/1/37, Pool #G08192	93,151
57,492	6.000%, 4/1/37, Pool #A58853	58,254
49,195	5.000%, 6/1/37, Pool #G03094	47,952
188,083	6.000%, 8/1/37, Pool #A64067	190,574
76,811	5.500%, 9/1/37, Pool #G03202	76,464
161,535	5.733%, 9/1/37, Pool #1Q0319*	162,675
185,346	6.500%, 12/1/37, Pool #A69955	190,258
38,928	5.500%, 1/1/38, Pool #A71523	38,752
151,184	6.000%, 2/1/38, Pool #G04051	153,187
141,805	6.000%, 3/1/38, Pool #G04123	143,684
109,005	5.211%, 4/1/38, Pool #783255*	110,803
248,000	5.500%, 6/1/38, Pool #A77678	246,880
199,702	5.500%, 7/1/38, Pool #A78982	198,800
132,320	5.500%, 7/1/38, Pool #A79017	131,722
370,000	6.000%, 10/15/38(c)	374,510

		3,511,287

	Total Mortgage-Backed Securities
	(Cost $9,370,671)	9,397,519

MUNICIPAL BONDS (11.6%)

	Iowa (1.1%)
$250,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Series E, Taxable (AMBAC, GTD STD LNS),
	0.000%, 12/1/31*(f)(g)	237,500

	Maryland (1.8%)
135,000	Maryland State, Capital Improvements G.O., Series A,
	5.250%, 2/15/13	145,398
160,000	Maryland State, Refunding G.O.,
	5.000%, 2/1/11	168,045
65,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series A,
	5.250%, 3/1/16	70,473

		383,916

	Michigan (0.4%)
75,000	Michigan Municipal Bond Authority, Refunding School Loan Revenue Bonds (FSA-CR, FGIC),
	5.222%, 6/1/14	75,148

	Minnesota (0.7%)
145,000	Minnesota State, Public Improvements G.O.,
	5.000%, 8/1/16	154,795

	New Jersey (1.4%)
300,000	Higher Education Student Assistance Authority, NJ, Student Loan Revenue, Series A (MBIA, GTD STD LNS),
	3.378%, 6/1/36*(f)(g)	291,000

	New York (1.4%)
85,000	New York City Transitional Finance Authority, NY, Public Improvements Revenue Bonds, Series D, Taxable, OID,
	4.800%, 2/1/13	84,932
210,000	New York, NY, Cash Flow Management G.O., Sub Series C-4, Taxable,
	5.250%, 8/15/14	215,263

		300,195

	North Carolina (1.8%)
345,000	North Carolina State, Refunding G.O., Series B,
	5.000%, 4/1/14	370,164

	Pennsylvania (1.9%)
175,000	Commonwealth of Pennsylvania, Public Improvements G.O., First Series,
	5.000%, 5/15/15	186,662
195,000	Commonwealth of Pennsylvania, Public Improvements G.O., Second Series A,
	5.000%, 8/1/13	207,919

		394,581

	Virginia (1.1%)
115,000	Fairfax County, VA, Public Improvements G.O., Series A (State Aid Withholding),
	5.000%, 4/1/17	122,155
100,000	Virginia Public Building Authority Revenue, VA, Public Improvements, Series C,
	5.000%, 8/1/15	106,744

		228,899

	Total Municipal Bonds
	(Cost $2,507,448)	2,436,198

Continued

BB&T Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

September 30, 2008 (Unaudited)

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES (10.8%)
	Fannie Mae (4.4%)
$370,000	3.015%, 11/19/08**	$368,892
515,000	4.875%, 5/18/12(b)	534,889
22,000	3.875%, 7/12/13(b)	21,946

		925,727

	Federal Home Loan Bank (1.1%)
170,000	3.625%, 12/17/10(b)	170,789
65,000	5.250%, 9/13/13	67,942

		238,731

	Freddie Mac (5.3%)
750,000	3.638%, 9/28/09*	749,194
335,000	5.750%, 1/15/12	357,681

		1,106,875

	Total U.S. Government Agencies
	(Cost $2,254,542)	2,271,333

U.S. TREASURY NOTES (5.0%)
521,000	5.500%, 8/15/28	593,411
143,000	4.375%, 2/15/38(e)	144,821
300,000	4.500%, 5/15/38(b)(e)	309,703

	Total U.S. Treasury Notes
	(Cost $1,031,667)	1,047,935

FOREIGN GOVERNMENT BONDS (0.5%)
	Brazil (0.5%)
110,000	Brazilian Government International Bond,
	6.000%, 1/17/17	106,150

	Total Foreign Government Bonds
	(Cost $111,945)	106,150

Shares
INVESTMENT COMPANY (6.0%)
1,258,061	Federated Treasury Obligations Fund, Institutional Shares	1,258,061

	Total Investment Company
	(Cost $1,258,061)	1,258,061

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (1.4%)
$316,733	Pool of Various Securities	301,194

	Total Securities Held as Collateral for Securities on Loan
	(Cost $316,733)	301,194

Total Investments — 104.7%
(Cost $22,590,453)		22,026,676
Net Other Assets (Liabilities) — (4.7)%		(987,560)

NET ASSETS — 100.0%		$21,039,116

See notes to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

Schedule of Portfolio Investments

Notes to Schedules of Portfolio Investments

September 30, 2008 (Unaudited)

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(c)	Represents a security purchased on a when-issued basis. At September 30, 2008, total cost of investments purchased on a when-issued basis for the BB&T Total Return Bond VIF was $372,430.
(d)	Security held as collateral for written call option.
(e)	Represents that all or a portion of the security was on loan as of September 30, 2008.
(f)	Illiquid security.
(g)	Security was fair valued by the Board of Trustees.
*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of September 30, 2008. For bond funds, the maturity date reflected is the final maturity date.
**	Discount Note or zero coupon bond. Rate disclosed represents the annualized yield from date of purchase.

ADR — American Depository Receipt

AMBAC — Insured by AMBAC Indemnity Corp.

CR — Custodial Receipts

FGIC — Insured by the Financial Guaranty Insurance Corp.

FSA — Insured by Financial Security Assurance

G.O. — General Obligation

GTD STD LNS — Guaranteed Student Loans

MBIA — Insured by MBIA

MTN — Medium Term Note

OID — Original Issue Discount

STEP — Step Coupon Bond

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments

September 30, 2008 (Unaudited)

1.	Organization:

The BB&T Variable Insurance Funds (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of the BB&T Large Cap VIF, the BB&T Mid Cap Growth VIF, the BB&T Capital Manager Equity VIF, the BB&T Special Opportunities Equity VIF, and the BB&T Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. The BB&T Capital Manager Equity VIF (the “Fund of Funds”) invests in underlying mutual funds as opposed to individual securities.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments in securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at the closing price on the principal exchange or market (including securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current fair value. Investments in open-end investment companies, including the underlying funds invested in by Fund of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their market prices based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event that materially effects the furnished price) will be valued by the Pricing Committee at fair value determined in good faith under procedures established by and under the general supervision of the Board.

Recent Accounting Standard — In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. In September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “FSP”) was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No. 133, “Accounting for Derivative Instruments and Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

September 30, 2008 (Unaudited)

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (“FAS 157”) — In September 2006, the FASB issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of September 30, 2008 is as follows:

Valuation Inputs - Investments	BB&T Large Cap VIF	BB&T Mid Cap Growth VIF	BB&T Capital Manager Equity VIF	BB&T Special Opportunities Equity VIF	BB&T Total Return Bond VIF
Level 1 – Quoted Prices	$49,560,184	$17,895,559	$11,678,106	$33,721,288	$—
Level 2 – Other Significant Observable Inputs	1,829,423	1,099,836	97,674	1,558,920	21,196,982
Level 3 – Significant Unobservable Inputs	—	—	—	—	528,500

Total Market Value of Investments	$51,389,607	$18,995,395	$11,775,780	$35,280,208	$21,725,482

Valuation Inputs - Other Financial Instruments	BB&T Special Opportunities Equity VIF
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	188,337
Level 3 – Significant Unobservable Inputs	—

Total Market Value of Other Financial Instruments*	$188,337

* Other financial instruments are derivative investments not reflected in the Schedules of Portfolio Investments, such as written options.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

BB&T Total Return Bond VIF
Balance as of 12/31/07 (market value)	$—
Transfers in/and or out of Level 3	528,500

Balance as of 9/30/08 (market value)	528,500

Securities Transactions and Related Income — During the period, securities transactions are accounted for no later than one business day after the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued — The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued securities and any subsequent fluctuation in their value is taken into account when determining the net asset value of the Funds, commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements — The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T Asset Management, Inc. (“BB&T AM”) or a sub-advisor deemed creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

September 30, 2008 (Unaudited)

agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is a potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of possible decline in fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Rolls — The Total Return Bond VIF may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls.

Futures Contracts — The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities that the respective Funds intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying securities. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts as of September 30, 2008.

Option Contracts — The Funds (excluding the Capital Manager Equity VIF) may write (sell) “covered” call options and purchase options to close out options previously written by it. Such options must be listed on a National Securities Exchange and issued by the Options Clearing Corporation. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation).

In writing an option, the Funds contract with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value.

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

September 30, 2008 (Unaudited)

The following is a summary of written options outstanding as of September 30, 2008:

	BB&T Special Opportunities Equity VIF
Security	Number of Contracts	Fair Value
Apache Corp., $155.00, 10/18/08	100	$500
Apache Corp., $160.00, 10/18/08	11	55
Smithfield Foods Inc., $30.00, 10/18/08	53	265
Wells Fargo & Co., $35.00, 10/18/08	400	124,000
Yum! Brands, Inc., $40.00, 10/18/08	213	1,917
Varian Medical Systems, Inc., $60.00, 11/22/08	240	57,600
Weatherford International Ltd., $52.50, 11/22/08	400	4,000

	1,417	$188,337

Security Loans — The Funds may loan securities secured by collateral in the form of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, irrevocable letters of credit, U.S. dollars or other forms of collateral as may be agreed between the Trust and Mellon, N.A., the lending agent (“Mellon”). The Funds may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of income and earnings from the investment and reinvestment of cash collateral received and held on behalf of the Fund (after payment of a “broker rebate fee” to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Although security loans are secured at all times by collateral, the loans may not be fully supported if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. Concurrently with the delivery of a Fund’s securities to a borrower, Mellon is required to obtain from the borrower collateral equal to at least 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities, and at least 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. If at the close of trading on any business day the market value of the collateral is less than 100% of the market value of such loaned securities as of such business day, the borrower is required to deliver additional collateral equal to not less than 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities and 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. The Funds bear all of the gains and losses on such investments. Cash collateral received by a Fund at September 30, 2008 was invested in the BNY Institutional Cash Reserve Fund (“ICRF”), an unregistered investment pool managed by Mellon, which was invested in bank notes, certificates of deposits, commercial paper and time deposits.

The net asset value of a Fund may be affected by an increase or decrease in the value of the securities loaned or by an increase or decrease in the value of the ICRF or any other investment vehicle in which cash collateral may be invested. At September 30, 2008, the ICRF held investments in Lehman Brothers and White Pine Finance LLC, both of which had defaulted on their obligations during the period. These defaults resulted in the value of the ICRF being less than the amount of collateral owed back to the borrowing brokers. The difference between the value of the collateral investments in the ICRF and what is owed to the borrowing brokers was not material to the NAVs of the Funds at September 30, 2008.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The Funds are indemnified from losses resulting from brokers failing to return securities. As the securities lending agent for the Funds, Mellon receives for its services 20% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. In connection with lending securities, a Fund may pay reasonable administrative and custodial fees. The value of the securities on loan, the related collateral and the liability to return the collateral at September 30, 2008, are shown on the Statements of Assets and Liabilities. At September 30, 2008, the following Funds had loans outstanding:

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

September 30, 2008 (Unaudited)

	Value of Loaned Securities	Value of Collateral	Average Value on Loan for the period ended September 30, 2008
BB&T Large Cap VIF	$2,817,114	$2,526,066	$3,070,141
BB&T Mid Cap Growth VIF	312,705	311,637	459,701
BB&T Special Opportunities Equity VIF	2,146,986	1,982,500	2,703,075
BB&T Total Return Bond VIF	299,673	301,194	1,398,330

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC, FGIC and MBIA).

3.	Federal Tax Information:

The Funds adopted the provisions of FASB Interpretation No. 48 (“FIN48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007 and FIN48 was applied to all open tax years. The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Funds. As of and during the period ended September 30, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

For federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of December 31, 2007, which are available to offset future capital gains:

	Amount	Expires
BB&T Total Return Bond VIF	$60,272	2013
BB&T Total Return Bond VIF	62,902	2014

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The BB&T Total Return Bond VIF had deferred post-October capital losses of $3,066, which will be treated as arising on the first business day of the fiscal year ending December 31, 2008.

At September 30, 2008, the book cost, which approximates federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Book Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BB&T Large Cap VIF	$48,235,202	$7,485,279	$(4,330,874)	$3,154,405
BB&T Mid Cap Growth VIF	20,344,760	796,035	(2,145,400)	(1,349,365)
BB&T Capital Manager Equity VIF	14,302,575	—	(2,526,795)	(2,526,795)
BB&T Special Opportunities Equity VIF	36,503,421	3,382,272	(4,605,485)	(1,223,213)
BB&T Total Return Bond VIF	22,273,720	108,860	(657,098)	(548,238)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BB&T Variable Insurance Funds

By (Signature and Title)*	/s/ E. G. Purcell, III
E. G. Purcell, III, President (principal executive officer)

Date	November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E. G. Purcell, III
E. G. Purcell, III, President (principal executive officer)

Date	November 24, 2008

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer (principal financial officer)

Date	November 24, 2008

*	Print the name and title of each signing officer under his or her signature.